Warrants - Liability classified warrants (Details)						1 Months Ended	12 Months Ended
	Nov. 15, 2017 $ / shares shares	Nov. 14, 2017 USD ($) £ / shares $ / shares shares	Aug. 01, 2017 USD ($) $ / shares shares	Nov. 23, 2016 USD ($) £ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Jan. 31, 2018 shares	Dec. 31, 2018 USD ($) £ / shares $ / shares shares	Dec. 31, 2017 USD ($) £ / shares $ / shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Nov. 18, 2016 shares
Warrants
Number of ordinary shares for one ADS						20	20
Derivative liabilities | $										$ 5,789,000		$ 12,626,000	$ 5,798,000
Ordinary shares
Warrants
Number of shares issued				22,863,428	22,863,428				296,660,243	296,660,243	263,519,128	263,519,128	195,741,528	71,633,248
Share price per share/warrant combination | £ / shares				£ 0.28
ADS
Warrants
Number of shares issued				2,438,491	2,438,491
Share price per share/warrant combination | $ / shares					$ 6.98
Number of ordinary shares for one ADS				20	20
ADS warrants
Warrants
Number of warrants issued				1,219,246	1,219,246
Number of ordinary shares for one ADS							20
Warrants exercise price | $ / shares					8.03
Number of securities called by warrants									60,000	60,000
Derivative liabilities | $				£ 3,800,000	$ 3,800,000
Fair value of derivative liability | $							$ 3,800,000	$ 8,900,000
Share price | $ / shares							6.59	10.81
Exercise price | $										$ 8.08		$ 8.08
Expected volatility							75.00%	76.00%
Number of periods to exercise							2.98	3.97
Risk-free rate							2.46%	2.10%
Performance warrant
Warrants
Exercise price of warrants | $ / shares			$ 7.26
Number of securities called by warrants			60,000
Number of warrants vested at the time of issuance			5,000
Number of warrants vested upon satisfying performance conditions			55,000
Number of warrants vested							10,000
Derivative liabilities | $			$ 100,000
Share price | $ / shares			7.26
Exercise price | $			$ 7.26
Expected volatility			70.00%
Number of periods to exercise			5.0
Risk-free rate			1.80%
Ordinary warrants
Warrants
Number of warrants issued				11,431,714	11,431,714
Warrants exercise price | £ / shares				0.322
Derivative liabilities | $				£ 1,800,000	$ 1,800,000
Fair value of derivative liability | $							$ 2,000,000	$ 3,700,000
Share price | £ / shares							0.31	0.41
Exercise price | £									£ 0.322		£ 0.322
Expected volatility							74.00%	76.00%
Number of periods to exercise							2.90	3.90
Risk-free rate							2.46%	2.09%
Term Loan | Hercules
Warrants
Number of ordinary shares for one ADS	20
Derivative liabilities | $		$ 400,000
Share price | £ / shares		9.53
Exercise price | $		$ 9.53
Expected volatility		72.00%
Number of periods to exercise		5.0
Risk-free rate		2.06%
Term Loan | Hercules | ADS
Warrants
Warrants issued, in terms of loan coverage (as a percent)	3.50%	3.50%
Exercise price of warrants | $ / shares	$ 9.53	$ 9.53
Number of securities called by warrants	73,452	73,452